Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($) $ in Thousands	Oct. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued compensation and benefits	$ 3,666	$ 3,940	$ 3,498
Customer deposits	1,167	930	1,375
Uninvoiced contract costs	3,554	1,914	2,180
Inventory received but not invoiced	1,391	972	0
Accrued term loan and revolving loan amendment and final payment fees	2,175	2,400	0
Accrued legal settlements	2,955	1,853	0
Accrued taxes	931	1,245	0
Accrued rebates and credits	880	1,076	0
Operating lease liabilities, current	720	958	390
Revenue warranty	918	0
Deferred underwriters' discount payable	3,019	0
Accrued warranty, current	605	767	600
Other accrued liabilities	4,693	3,775	1,304
Total accrued expenses and other current liabilities	$ 26,674	$ 19,830	$ 9,347